Acquisitions (Pro Forma Information) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Business Acquisition, Pro Forma Information [Abstract]
Revenue [Pro Forma]	$ 57,661	$ 55,054
Net income [Pro Forma]	5,169	4,584
Net income attributable to Comcast Corporation [Pro Forma]	$ 4,149	$ 3,844
Basic earnings per common share attributable to Comcast Corporation shareholders [Pro Forma]	$ 1.51	$ 1.37
Diluted earnings per common share attributable to Comcast Corporation shareholders [Pro Forma]	$ 1.49	$ 1.36